Schedule of Long-term Debt (Details) (CAD)	12 Months Ended
Feb. 28, 2013
Long-term Debt Schedule Of Long-term Debt 1	12,729
Long-term Debt Schedule Of Long-term Debt 2	6.125%
Long-term Debt Schedule Of Long-term Debt 3	218,374
Long-term Debt Schedule Of Long-term Debt 4	353,226
Long-term Debt Schedule Of Long-term Debt 5	218,374
Long-term Debt Schedule Of Long-term Debt 6	353,226
Long-term Debt Schedule Of Long-term Debt 7	143,347
Long-term Debt Schedule Of Long-term Debt 8	134,852
Long-term Debt Schedule Of Long-term Debt 9	75,027
Long-term Debt Schedule Of Long-term Debt 10	218,374